Financial instruments - Summary of presents the significant items in the original currencies exposed to currency risk (Detail) € in Thousands, $ in Thousands, $ in Thousands	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 EUR (€)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 20,399			$ 12,737
Bonds and money market funds	19,955			8,031
Trade and other receivables	10,487			12,430
Tax credits and grants receivable	441			755			$ 0
Accounts payable and accrued liabilities	$ (40,376)			$ (34,815)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 589	€ 61		$ 871	€ 36
Bonds and money market funds		16,298	0		821
Trade and other receivables		331	1,553		522	1,052
Tax credits and grants receivable		385	123		942	25
Accounts payable and accrued liabilities		(6,819)	(7,256)		(4,937)	(4,496)
Lease liabilities		(1,755)	(1,010)		(2,109)	(1,138)
Provisions | €			(1,970)
Total exposure		$ 9,029	€ (8,499)		$ (3,890)	€ (4,521)